LIBERTY SELECT VALUE FUND                            ANNUAL REPORT

OCTOBER 31, 2000

[GRAPHIC]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

You may have noticed that the name of your fund has been changed to include Liberty. While the Fund's investment objectives and strategies are not affected by this name change, we believe the new name better reflects that your Fund is part of the Liberty family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

Stock markets faced numerous challenges during the 12-month period ended October 31, 2000. For the first half of the fiscal year, expansion in the technology sector sent the Nasdaq Composite Index and the S&P 500 Index to all-time highs. However, these record gains were driven by a narrow group of high-growth stocks, while most stocks outside that group languished.

The situation changed quickly after mid-March, as rising interest rates, higher oil prices, slower consumer spending and profit warnings triggered a severe and widespread correction. Amid the uncertainty, investors shifted focus to more reasonably priced and fundamentally sound companies. Investor interest also marked resurgence in value stocks in such sectors as financial services, energy and health care. More important to shareholders in Liberty Select Value Fund, many of the biggest gains were recorded by the mid-cap value group, the Fund's primary area of emphasis.

The following report details the strategies employed by your Fund's portfolio managers during the period. For more information, contact your financial advisor or visit us online at www.libertyfunds.com for updates on the Fund. As always, we thank you for choosing Liberty Select Value Fund and for giving us the opportunity to serve your investment needs.



Sincerely,

/s/ Stephen E. Gibson
---------------------
Stephen E. Gibson
President
December 13, 2000

Not FDIC  May Lose Value
Insured   No Bank Guarantee

HIGHLIGHTS


-    MID-CAP VALUE STOCKS WITHSTAND MARKET VOLATILITY

     The first half of the fiscal year was characterized by dramatic gains in technology stocks to the exclusion of other sectors. However, rising interest rates, higher oil prices, slower consumer spending and profit warnings reclaimed those gains in the second half. As investors shifted emphasis to previously overlooked areas, mid-cap value stocks benefited significantly.

-    NEW MANAGERS TAKE A MORE TRADITIONAL APPROACH TOWARD VALUE INVESTING

     A new portfolio management team shifted the Fund's investment approach from "new" or relative value to one stressing more traditional value. More specifically, the Fund managers seek to buy well-managed companies in good businesses trading at compelling prices. Valuation is not judged to be attractive just because one expensive security happens to be cheaper than other more expensive securities in its peer group.

-    REDUCTION IN TECHNOLOGY HOLDINGS

     Consistent with the above valuation philosophy, the new managers pared back the Fund's more richly valued technology stocks. A move to mid-cap value stocks coincided with resurgence in the group during September and October.

-    VOLATILITY COULD MEAN OPPORTUNITY

     The Fund managers cannot predict if the recent turbulence in equity markets will continue. However, volatility is not necessarily bad. Rather, the managers will attempt to take advantage of choppy markets by purchasing stocks which have become undervalued due to excessive pessimism; or sell stocks which have become overvalued due to unbridled optimism.

               LIBERTY SELECT VALUE FUND VS. S&P MIDCAP 400 INDEX
                               11/1/99 - 10/31/00

                                  [BAR GRAPH]

Liberty Select Value Fund,
  Class A without sales charge          24.15%

S&P MidCap 400 Index                    31.65%

Past performance does not guarantee future results. Returns and value of an investment may vary resulting in a gain or loss on sale.

The S&P MidCap 400 Index is an unmanaged index that tracks the performance of mid-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.


NET ASSET VALUE PER SHARE AS OF 10/31/00 ($)

Class A                  24.52

Class B                  23.32

Class C                  23.91

Class Z                  24.63



DISTRIBUTIONS DECLARED PER SHARE 11/1/99 - 10/31/00

Class A                 $2.271

Class B                 $2.271

Class C                 $2.271

Class Z                 $2.271

PORTFOLIO MANAGERS' REPORT

TOP 5 SECTOR BREAKDOWNS AS
OF 10/31/00 VS. 10/31/99

                                  [BAR GRAPH]

                                              10/31/00          10/31/99

Financial                                       20.0%             16.2%
Technology                                      15.5%             24.8%
Utilities                                       14.1%              8.9%
Consumer Cyclical                               11.2%             15.2%
Capital Goods                                    8.3%              5.8%

Sector breakdowns are calculated as a percentage of total equity investments. Because the Fund is actively managed, there is no guarantee the Fund will maintain these sector breakdowns in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

BOUGHT

Gentex (0.2% of net assets) specializes in the manufacture of electrochromic rearview mirrors that reduce night glare. The company is also working on the development of electronic devices for placement in rearview mirrors (telematics). These devices are being designed to connect motorists with services such as emergency road, travel and concierge, news, etc. Gentex is also expanding into the manufacture of light emitting diodes (LEDs). LEDs have applications within and beyond the automotive industry. For example, LEDs are used as backlights in cell phones and personal electronic organizers such as Palm Pilots. With these potential growth opportunities, we feel that the company is attractively valued.

SOLID PERFORMANCE IN A DIFFICULT YEAR

Liberty Select Value Fund faced a highly volatile market environment during the 12-month period ended October 31, 2000. The Fund's Class A shares provided a total return of 24.15%, without a sales charge. The S&P MidCap 400 Index posted a return of 31.65%. We are encouraged by the late-period revival in value stocks, and see sizable opportunity ahead as we undergo a restructuring of the portfolio.


BUILDING A MORE TRADITIONAL VALUE PORTFOLIO

Having assumed management responsibility for the Fund on August 1, 2000, we have been in the process of reshaping the portfolio to better reflect our value criteria. Previously, the Fund employed what might be called a "new value" strategy, which looks for relative value across every industry group. This accounted for the Fund's higher technology exposure, which benefited the Fund early in the fiscal year.

As the current Fund managers, we employ a more traditional value approach that includes a bottom-up, research-driven process to identify good companies trading at compelling prices. We generally invest in companies with excellent management; that are in good, relatively stable businesses; that have sustainable competitive advantages; that generate strong free cash flow; and that are attractively valued. A security is attractively valued if it trades below its intrinsic value, as determined by such measures as price/earnings ratios, price/cash flow, and private market valuation. Some of the Fund's more richly valued stocks were no longer appropriate under our definition of value and we pared back the portfolio's technology exposure. At the same time, our move to mid-cap value stocks coincided with a resurgence in this group during September and October.

FOCUSING ON STEADY GROWTH BUSINESSES

To illustrate our investment approach, it might be useful to highlight one of our recent mid-cap purchases, Affiliated Computer Services (ACS), which is 0.2% of net assets. ACS is a professional services firm specializing in technology and business process outsourcing. There were a variety of reasons why we were attracted to ACS. First, the technology and business process outsourcing markets are large and have been growing rapidly. One driver of this growth has been lower cost. ACS has been able to handle a variety of technology functions such as data center, network and desktop management cheaper than can its clients. Further, clients need the consulting expertise of firms like ACS in order to implement and integrate a variety of hardware and software purchases. Moreover, ACS targets a particularly attractive segment of the market -- small and mid-sized companies. This segment seems to be growing the fastest, given that small and mid-sized companies have not adopted technology outsourcing to the same extent as large corporations have, but are trying to catch up. Second, we hold management in high regard. They have inculcated a passion for customer service in the company. This passion, in turn, has led to a superb track record in growing business with existing clients, as well as winning new business. Further, management has made strategically and financially sound acquisitions to boost ACS's growth. Third, revenue and profit growth is highly visible due to robust new business signings so far this year. Finally, we thought that the stock's valuation was highly attractive. ACS was trading at about 16 times earnings for calendar 2001 at the time of our initial purchase. This was below its prospective growth rate of 20% and well below the market multiple, despite growth well in excess of the market's growth. The stock has appreciated significantly even in the midst of the technology sell-off.

THE OPPORTUNITY TO ADD VALUE

As bottom-up, fundamental stock-pickers, we choose not to make market forecasts. Rather, we prefer to focus on individual companies, judging each stock on its own inherent strengths. That's where volatility, while unsettling, can provide real opportunities. In an environment where stocks of good companies are oversold, we have the opportunity to build new positions or add to existing ones at more compelling valuations. If investors begin flocking to a particular sector in search of a safe haven, that gives us the opportunity to pare back.

/s/  Daniel K. Cantor                                  /s/  Jeffrey Kinzel
---------------------                                  -------------------------
Daniel K. Cantor                                       Jeffrey Kinzel

DANIEL K. CANTOR and JEFFREY KINZEL, senior vice presidents of Colonial Management Associates, Inc., the Advisor, have co-managed the Fund since August 2000. Mr. Cantor joined Stein Roe & Farnham Incorporated, an affiliate of Colonial, in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Kinzel joined Stein Roe, an affiliate of Colonial, in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

Investing in medium-sized companies involves certain risks, including price fluctuations caused by economic and business developments.

TOP 10 HOLDINGS AS OF 10/31/00

1. Exelon                                  1.8%

2. Lehman Brothers Holdings                1.2%

3. Compaq                                  1.2%

4. Ambac Financial Group                   1.2%

5. Paychex                                 1.0%

6. Nationwide Financial
   Services A                              1.0%

7. United Healthcare                       1.0%

8. Premark International                   1.0%

9. WellPoint Health
   Networks                                1.0%

10. Comverse Technologies                  0.9%

Portfolio holding breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

SOLD

With the August rally in technology stocks, we took profits in several positions, including semiconductor companies Applied Micro Circuits and PMC-Sierra. These richly valued issues did not reflect our value criteria and, consequently, we reinvested the assets among more compelling mid-cap value stocks.

PERFORMANCE INFORMATION

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 10/31/90 - 10/31/00

             Without    With
              sales     sales
             charge    charge

Class A      $56,028   $52,807

Class B      $52,653   $52,653

Class C      $54,763   $54,763

Class Z      $56,269     N/A

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 10/31/90 - 10/31/00

                                    [GRAPH]

                     Select Value - A            Select Value - A
                   Without sales charge          With sales charge           S&P MidCap 400 Index
10/31/1990                 10000                    9425                             10000
11/30/1990                 10810                    10188.4                          10962
12/31/1990                 11174.3                  10531.8                          11597.8
01/31/1991                 12056                    11362.7                          12514
02/28/1991                 12990.3                  12243.3                          13637.8
03/31/1991                 13430.7                  12658.4                          14261
04/30/1991                 13304.4                  12539.4                          14256.8
05/31/1991                 13860.5                  13063.5                          14914
06/30/1991                 13174.4                  12416.9                          14156.4
07/31/1991                 13777.8                  12985.6                          15008.6
08/31/1991                 14191.2                  13375.2                          15554.9
09/30/1991                 14106                    13294.9                          15505.1
10/31/1991                 14190.6                  13374.7                          16347
11/30/1991                 13597.5                  12815.6                          15568.9
12/31/1991                 14983.1                  14121.5                          17409.2
01/31/1992                 15249.8                  14372.9                          17717.3
02/29/1992                 15516.6                  14624.4                          17999
03/31/1992                 15206.3                  14331.9                          17320.4
04/30/1992                 15099.9                  14231.6                          17114.3
05/31/1992                 15163.3                  14291.4                          17276.9
06/30/1992                 14471.8                  13639.7                          16782.8
07/31/1992                 15260.5                  14383.1                          17615.2
08/31/1992                 14850                    13996.2                          17194.2
09/30/1992                 14961.4                  14101.1                          17434.9
10/31/1992                 15360.9                  14477.6                          17851.6
11/30/1992                 16216.5                  15284                            18849.5
12/31/1992                 16630                    15673.8                          19481
01/31/1993                 17162.2                  16175.3                          19724.5
02/28/1993                 16997.4                  16020                            19448.4
03/31/1993                 17376.4                  16377.3                          20119.3
04/30/1993                 16512.8                  15563.4                          19592.2
05/31/1993                 17080.9                  16098.7                          20485.6
06/30/1993                 17109.9                  16126.1                          20588
07/31/1993                 17205.7                  16216.4                          20548.9
08/31/1993                 17823.4                  16798.6                          21397.6
09/30/1993                 18024.8                  16988.4                          21624.4
10/31/1993                 18096.9                  17056.3                          21695.8
11/30/1993                 17787.5                  16764.7                          21216.3
12/31/1993                 18292.6                  17240.8                          22200.7
01/31/1994                 19086.5                  17989.1                          22718
02/28/1994                 18834.6                  17751.6                          22395.4
03/31/1994                 17934.3                  16903.1                          21358.5
04/30/1994                 18106.5                  17065.3                          21516.6
05/31/1994                 18146.3                  17102.9                          21312.2
06/30/1994                 17616.4                  16603.5                          20579
07/31/1994                 18053.3                  17015.2                          21276.6
08/31/1994                 18795.3                  17714.6                          22391.5
09/30/1994                 18278.4                  17227.4                          21972.8
10/31/1994                 18596.5                  17527.2                          22212.3
11/30/1994                 17614.6                  16601.7                          21210.5
12/31/1994                 17803.1                  16779.4                          21405.7
01/31/1995                 17788.8                  16766                            21630.4
02/28/1995                 18758.3                  17679.7                          22763.9
03/31/1995                 19463.6                  18344.5                          23137.2
04/30/1995                 19860.7                  18718.7                          23623.1
05/31/1995                 20816                    19619.1                          24192.4
06/30/1995                 21679.8                  20433.2                          25177
07/31/1995                 22789.8                  21479.4                          26486.2
08/31/1995                 23129.4                  21799.5                          26981.5
09/30/1995                 24001.4                  22621.3                          27634.5
10/31/1995                 23883.8                  22510.5                          26924.3
11/30/1995                 24461.8                  23055.2                          28100.9
12/31/1995                 24567                    23154.4                          28030.6
01/31/1996                 25144.3                  23698.5                          28437.1
02/29/1996                 25964                    24471.1                          29403.9
03/31/1996                 26285.9                  24774.5                          29756.8
04/30/1996                 27297.9                  25728.3                          30664.3
05/31/1996                 28084.1                  26469.3                          31078.3
06/30/1996                 27778                    26180.8                          30612.1
07/31/1996                 26494.7                  24971.2                          28539.7
08/31/1996                 27135.8                  25575.5                          30186.4
09/30/1996                 28981.1                  27314.7                          31502.6
10/31/1996                 28963.7                  27298.3                          31593.9
11/30/1996                 30151.2                  28417.5                          33372.7
12/31/1996                 29590.4                  27888.9                          33409.4
01/31/1997                 30643.8                  28881.8                          34662.2
02/28/1997                 30843                    29069.5                          34378
03/31/1997                 28952.3                  27287.6                          32913.5
04/30/1997                 29644.3                  27939.7                          33765.9
05/31/1997                 31971.3                  30133                            36717.1
06/30/1997                 33224.6                  31314.2                          37748.9
07/31/1997                 36115.2                  34038.6                          41486
08/31/1997                 35389.3                  33354.4                          41436.2
09/30/1997                 37770.9                  35599.1                          43818.8
10/31/1997                 37151.5                  35015.3                          41912.7
11/30/1997                 38188                    35992.2                          42533
12/31/1997                 39410.1                  37144                            44183.2
01/31/1998                 39488.9                  37218.3                          43343.8
02/28/1998                 43106.1                  40627.5                          46932.6
03/31/1998                 44994.1                  42406.9                          49049.3
04/30/1998                 45331.6                  42725                            49946.9
05/31/1998                 43799.4                  41280.9                          47699.3
06/30/1998                 44614                    42048.7                          47999.8
07/31/1998                 42566.2                  40118.7                          46137.4
08/31/1998                 35547.1                  33503.1                          37551.2
09/30/1998                 37633.7                  35469.7                          41054.8
10/31/1998                 40098.7                  37793                            44725.1
11/30/1998                 42304.1                  39871.6                          46956.8
12/31/1998                 45058.1                  42467.3                          52629.2
01/31/1999                 44521.9                  41961.9                          50581.9
02/28/1999                 41641.4                  39247                            47931.4
03/31/1999                 42382.6                  39945.6                          49273.5
04/30/1999                 44645.8                  42078.7                          53156.3
05/31/1999                 45056.5                  42465.8                          53390.2
06/30/1999                 47277.8                  44559.3                          56241.2
07/31/1999                 46062.8                  43414.2                          55048.9
08/31/1999                 44584.2                  42020.6                          53166.2
09/30/1999                 43411.6                  40915.4                          51523.4
10/31/1999                 45096                    42502.9                          54151.1
11/30/1999                 46557.1                  43880.1                          56994
12/31/1999                 49159.6                  46332.9                          60379.4
01/31/2000                 47355.5                  44632.5                          58676.8
02/29/2000                 48406.8                  45623.4                          62784.1
03/31/2000                 53383                    50313.4                          68039.2
04/30/2000                 52699.7                  49669.4                          65664.6
05/31/2000                 51650.9                  48681                            64843.8
06/30/2000                 51036.3                  48101.7                          65797
07/31/2000                 52317.3                  49309.1                          66836.6
08/31/2000                 56565.5                  53313                            74302.2
09/30/2000                 55558.6                  52364                            73797
10/31/2000                 56028.2                  52806.6                          71295.2



The Standard & Poor's MidCap 400 Index is an unmanaged index that tracks the performance of mid-capitalization U.S. stocks. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

Share Class                  A                             B                            C                        Z
Inception                   1949                         6/8/92                       8/1/97                  1/11/99
-----------------------------------------------------------------------------------------------------------------------
                   Without       With sales      Without       With sales     Without       With sales        Without
                sales charge       charge      sales charge      charge     sales charge      charge       sales charge
-----------------------------------------------------------------------------------------------------------------------
1 Year              24.15%         17.01%         23.26%         18.26%         23.20%         22.20%         24.51%
-----------------------------------------------------------------------------------------------------------------------
5 Years             18.59          17.19          17.69          17.48          18.05          18.05          18.69
-----------------------------------------------------------------------------------------------------------------------
10 Years            18.81          18.11          18.07          18.07          18.54          18.54          18.86
-----------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

Share Class                  A                             B                            C                        Z
-----------------------------------------------------------------------------------------------------------------------
                   Without       With sales      Without       With sales     Without       With sales        Without
                sales charge       charge      sales charge      charge     sales charge      charge       sales charge
-----------------------------------------------------------------------------------------------------------------------
1 Year              27.97%         20.61%         27.06%         22.06%         27.03%         26.03%         28.35%
-----------------------------------------------------------------------------------------------------------------------
5 Years             18.29          16.90          17.40          17.19          17.76          17.76          18.38
-----------------------------------------------------------------------------------------------------------------------
10 Years            18.33          17.63          17.60          17.60          18.06          18.06          18.37
-----------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Class B and C performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A shares were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to the inception of the newer class shares. The Class A share performance was not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class Z shares would have been higher.

INVESTMENT PORTFOLIO
October 31, 2000 (In thousands)

COMMON STOCKS - 94.1%                      SHARES     VALUE
------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 19.4%
DEPOSITORY INSTITUTIONS - 7.4%

BancWest Corp.                              291     $  5,937
Banknorth Group, Inc.                       216        3,906
Chase Manhattan Corp.                        50        2,275
City National Corp.                         147        5,046
Compass Bancshares, Inc.                     90        1,637
Cullen/Frost Bankers, Inc.                  131        4,347
Dow Jones & Co., Inc.                        41        2,426
Firstar Corp.                                80        1,575
Golden State Bancorp, Inc. (a)              263        6,876
Golden West Financial Corp.                 124        6,935
Greenpoint Financial Corp.                  236        7,033
North Fork Bancorporation, Inc.             282        5,701
Webster Financial Corp.                     115        2,793
                                                     -------
                                                      56,487
                                                     -------
FINANCIAL SERVICES - 0.5%
Cincinnati Financial Corp.                  114        4,193
                                                     -------
INSURANCE CARRIERS - 7.4%
Allmerica Financial Corp.                    62        3,935
Ambac Financial Group, Inc.                 113        9,027
Loews Corp.                                  46        4,174
MGIC Investment Corp.                        97        6,622
Nationwide Financial Services, Inc. Class A 155        7,527
Premark International Inc.                  100        7,402
St. Paul Companies, Inc.                    122        6,242
The MONY Group, Inc. (a)                     62        2,541
Torchmark Corp.                              58        1,929
United Healthcare Corp.                      68        7,438
                                                     -------
                                                      56,837
                                                     -------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.7%
Capital One Financial Corp.                  57        3,598
Metris Companies, Inc.                       60        1,942
                                                     -------
                                                       5,540
                                                     -------
REAL ESTATE - 0.9%
Radian Group, Inc.                           95        6,698
                                                     -------
SECURITY BROKERS & DEALERS - 2.5%
A.G. Edwards, Inc.                           79        4,014
Bear Stearns Cos, Inc.                       91        5,493
Lehman Brothers Holdings, Inc.              143        9,249
                                                     -------
                                                      18,756
                                                     -------
MANUFACTURING - 35.8%
CHEMICALS & ALLIED PRODUCTS - 4.8%
Biogen, Inc. (a)                             21     $  1,288
Chiron Corp. (a)                             78        3,370
Clorox Co.                                   69        3,057
Ecolab, Inc.                                 21          827
FMC Corp. (a)                                66        5,016
IVAX Corp. (a)                              159        6,910
Lubrizol Corp.                              171        3,704
Mylan Laboratories, Inc.                    125        3,500
PPG Industries, Inc.                        102        4,556
Watson Pharmaceuticals, Inc.                 68        4,248
                                                     -------
                                                      36,476
                                                     -------
COMMUNICATIONS EQUIPMENT - 3.0%
ADC Telecommunications, Inc. (a)            182        3,894
Altera Corp. (a)                             52        2,112
Andrew Corp.                                100        2,631
Comverse Technology, Inc. (a)                64        7,197
Cypress Semiconductor Corp.                  46        1,715
Harris Corp.                                 49        1,562
Integrated Device Technology, Inc.           36        2,033
LittelFuse, Inc.                             50        1,450
                                                     -------
                                                      22,594
                                                     -------
ELECTRONIC & ELECTRICAL EQUIPMENT - 2.2%
Advanced Micro Devices, Inc. (a)             97        2,199
Atmel Corp. (a)                             147        2,202
Intuit, Inc. (a)                             84        5,179
Micron Technology, Inc.                      26          904
Scientific-Atlanta, Inc.                     26        1,786
Vishay Intertechnology, Inc. (a)            158        4,752
                                                     -------
                                                      17,022
                                                     -------
ELECTRONIC COMPONENTS - 3.3%
Analog Devices, Inc. (a)                     40        2,607
Dallas Semiconductor Corp.                   68        2,702
Linear Technology Corp.                      64        4,138
Microchip Technology, Inc. (a)               68        2,135
National Semiconductor Corp. (a)             47        1,219
Novellus Systems, Inc. (a)                   87        3,578
Sanmina Corp. (a)                            57        6,562
Xilinx, Inc. (a)                             32        2,318
                                                     -------
                                                      25,259
                                                     -------
FABRICATED METAL - 0.7%
Crown Cork & Seal Co., Inc.                 141        1,288
Parker-Hannifin Corp.                       100        4,133
                                                     -------
                                                       5,421
                                                     -------


See notes to investment portfolio.

COMMON STOCKS (continued)                 SHARES      VALUE
------------------------------------------------------------
FOOD & KINDRED PRODUCTS - 2.3%

Hormel Foods Corp.                          137     $  2,310
McCormick & Co.                              97        3,067
Nabisco Group Holdings Corp.                172        4,978
The Pepsi Bottling Group, Inc.              193        6,690
                                                    --------
                                                      17,045
                                                    --------
FURNITURE & FIXTURES - 1.0%
Furniture Brands International, Inc. (a)    119        2,013
Johnson Controls, Inc.                       93        5,515
                                                    --------
                                                       7,528
                                                    --------
HOUSEHOLD APPLIANCES - 0.3%
Whirlpool Corp.                              52        2,249
                                                    --------
LUMBER & WOOD PRODUCTS - 0.3%
Georgia Pacific Corp.                        91        2,451
                                                    --------
MACHINERY & COMPUTER EQUIPMENT - 4.2%
Apple Computer, Inc.                         99        1,931
Brunswick Corp.                             122        2,375
Compaq Computer Corp.                       300        9,123
Dover Corp.                                 121        5,131
Ingersoll Rand Co.                          157        5,931
International Game Technology               135        4,944
Unisys Corp. (a)                            182        2,314
                                                    --------
                                                      31,749
                                                    --------
MEASURING & ANALYZING INSTRUMENTS - 0.5%
Bard (C.R.), Inc.                            40        1,675
Teradyne, Inc. (a)                           57        1,769
                                                    --------
                                                       3,444
                                                    --------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES - 0.9%
Waters Corp.                                 98        7,097
                                                    --------
PAPER PRODUCTS - 1.6%
Boise Cascade Corp.                          95        2,731
Temple-Inland, Inc.                          35        1,544
Westvaco Corp.                              170        4,839
Willamette Industries, Inc.                  91        3,290
                                                    --------
                                                      12,404
                                                    --------
PETROLEUM REFINING - 1.6%
Amerada Hess Corp.                           47        2,914
Lyondell Petrochemical Co.                  216        3,106
Tosco Corp.                                 160        4,569
Ultramar Diamond Shamrock Corp.              66        1,722
                                                    --------
                                                      12,311
                                                    --------

PRIMARY METAL - 1.3%
Engelhard Corp.                             175     $  3,659
Mueller Industries, Inc. (a)                148        3,450
Nucor Corp.                                  70        2,435
                                                    --------
                                                       9,544
                                                    --------
PRINTING & PUBLISHING - 2.0%
Knight-Ridder, Inc.                          88        4,427
New York Times Co. Class A                  133        4,891
R.R. Donnelley & Sons Co.                   120        2,582
Valassis Communications, Inc. (a)           130        3,599
                                                    --------
                                                      15,499
                                                    --------
RUBBER & PLASTIC - 1.1%
Grant Prideco, Inc. (a)                     104        1,927
Tupperware Corp.                            166        2,844
Weatherford International, Inc. (a)         104        3,789
                                                    --------
                                                       8,560
                                                    --------
STONE, CLAY, GLASS & CONCRETE - 0.4%
Gentex Corp.                                 50        1,238
Lafarge Corp.                                78        1,472
                                                    --------
                                                       2,710
                                                    --------

TRANSPORTATION EQUIPMENT - 4.3%
ArvinMeritor, Inc.                          211        3,541
Delphi Automotive Systems Corp.             159        2,491
Eaton Corp.                                  46        3,097
Harley-Davidson, Inc.                       118        5,686
Lockheed Martin Corp.                       153        5,492
Navistar International Corp. (a)            130        4,285
Northrop Grumman Corp.                       35        2,974
PACCAR, Inc.                                 51        2,141
Rockwell International Corp.                 81        3,188
                                                    --------
                                                      32,895
                                                    --------
MINING & ENERGY - 4.1%
CRUDE PETROLEUM & NATURAL GAS - 0.3%
Occidental Petroleum Corp.                  122        2,429
                                                    --------
OIL & GAS EXTRACTION - 2.2%
Falcon Drilling Co., Inc. (a)               244        6,100
Noble Drilling Corp. (a)                    144        5,968
Transocean Sedco Forex, Inc.                 88        4,648
                                                    --------
                                                      16,716
                                                    --------
OIL & GAS FIELD SERVICES - 1.6%
BJ Services Co. (a)                          82        4,284
Diamond Offshore Drilling, Inc.             130        4,493
Petroleum Geo-Services ADR (a)              232        3,174
                                                    --------
                                                      11,951
                                                    --------

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                  SHARES    VALUE
------------------------------------------------------------
RETAIL TRADE - 2.8%
APPAREL & ACCESSORY STORES - 0.8%
Abercrombie & Fitch Co. (a)                 141     $  3,311
Ross Stores, Inc.                           210        2,767
                                                    --------
                                                       6,078
                                                    --------
GENERAL MERCHANDISE STORES - 0.5%
BJ's Wholesale Club, Inc. (a)               123        4,035
                                                    --------
HOME FURNISHINGS & EQUIPMENT - 0.6%
Best Buy Co., Inc. (a)                       79        3,975
Circuit City Stores, Inc.                    70          929
                                                    --------
                                                       4,904
                                                    --------
RESTAURANTS - 0.9%
Brinker International, Inc. (a)              79        3,081
Tricon Global Restaurants, Inc. (a)         114        3,426
                                                    --------
                                                       6,507
                                                    --------
------------------------------------------------------------
SERVICES - 11.1%
AMUSEMENT & RECREATION - 1.0%
Harrah's Entertainment, Inc. (a)            169        4,838
Park Place Entertainment Corp. (a)          230        2,933
                                                    --------
                                                       7,771
                                                    --------
AUTO REPAIR, RENTAL & PARKING - 0.4%
Hertz Corp Class A                           87        2,860
                                                    --------
BUSINESS SERVICES - 1.6%
Cendant Corp.                               300        3,600
Interpublic Group of Cos., Inc.              69        2,980
Omnicom Group, Inc.                          45        4,151
Robert Half International, Inc.              50        1,531
                                                    --------
                                                      12,262
                                                    --------
COMPUTER RELATED SERVICES - 2.0%
Comdisco, Inc.                              127        1,564
Convergys Corp. (a)                         119        5,197
DST Systems, Inc. (a)                       107        6,582
IMS Health, Inc.                             91        2,159
                                                    --------
                                                      15,502
                                                    --------
COMPUTER SOFTWARE - 2.3%
Adobe Systems, Inc.                          65        4,914
Affiliated Computer Services, Inc. Class A   30        1,671
Portal Software, Inc.                        30        1,045
Symantec Corp. (a)                           70        2,715
Synavant, Inc.                                5           21
Veritas Software Corp. (a)                   50        6,994
                                                    --------
                                                      17,360
                                                    --------
ENGINEERING, ACCOUNTING,
RESEARCH & MANAGEMENT - 1.5%
Dun & Bradstreet Corp.                       46     $    993
Moody's Corp.                                92        2,415
Paychex, Inc.                               140        7,946
                                                    --------
                                                      11,354
                                                    --------
HEALTH SERVICES - 2.0%
First Health Group Corp. (a)                 46        1,810
King Pharmaceuticals, Inc.                  125        5,602
PacifiCare Health Systems, Inc.              18          192
Wellpoint Health Networks, Inc.              62        7,274
                                                    --------
                                                      14,878
                                                    --------
HOTELS, CAMPS & LODGING - 0.3%
Viad Corp.                                   99        2,116
                                                    --------
------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICE - 19.8%
AIR TRANSPORTATION - 1.2%
AMR Corp.                                    80        2,620
Delta Air Lines, Inc.                        93        4,390
UAL, Inc.                                    64        2,439
                                                    --------
                                                       9,449
                                                    --------
BROADCASTING - 1.1%
Univision Communications, Inc. Class A (a)  104        3,978
USA Networks, Inc.                          222        4,498
                                                    --------
                                                       8,476
                                                    --------
COMMUNICATION SERVICES - 0.1%
NTL, Inc.                                    23        1,027
                                                    --------
COMMUNICATIONS - 0.4%
Inco Ltd.                                   216        3,335
                                                    --------
ELECTRIC, GAS & SANITARY SERVICES - 1.1%
Calpine Corp. (a)                            42        3,315
Conectiv, Inc.                              276        4,954
                                                    --------
                                                       8,269
                                                    --------
ELECTRIC SERVICES - 10.5%
Allegheny Energy, Inc.                      159        6,489
Allete                                      285        6,141
Dominion Resources, Inc.                     32        1,878
Energy East Corp.                           225        4,534
Entergy Corp.                               147        5,636
Exelon Corp.                                223       13,417
Florida Progress Corp.                       97        5,154
GPU, Inc.                                   123        4,053
Northeast Utilities                          97        1,976
PG&E Corp.                                  173        4,666
PP&L Resources, Inc.                        142        5,865

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                 SHARES      VALUE
------------------------------------------------------------
ELECTRIC SERVICES (CONTINUED)
Pinnacle West Capital Corp.                  42     $  1,807
Potomac Electric Power Co.                   87        1,992
Public Service Enterprise Group, Inc.        81        3,345
Puget Sound Energy, Inc.                    104        2,547
Reliant Energy, Inc.                        100        4,119
TXU Corp.                                    90        3,328
Utilicorp United, Inc.                      129        3,429
                                                    --------
                                                      80,376
                                                    --------
GAS SERVICES - 1.6%
Columbia Energy Group                        63        4,532
El Paso Energy Corp.                         85        5,297
Peoples Energy Corp.                         75        2,578
                                                    --------
                                                      12,407
                                                    --------
MOTOR FREIGHT & WAREHOUSING - 0.8%
CNF Transportation, Inc.                    156        4,155
USFreightways Corp.                          63        1,625
                                                    --------
                                                       5,780
                                                    --------
RAILROAD - 0.8%
Canadian Pacific, Ltd.                      105        3,050
Union Pacific Corp.                          71        3,309
                                                    --------
                                                       6,359
                                                    --------
TELECOMMUNICATIONS - 2.2%
CenturyTel, Inc.                             84        3,232
Chris-Craft Industries, Inc. (a)             29        2,168
Covad Communications Group, Inc. (a)        105          555
Telephone and Data Systems, Inc.             56        5,855
XO Communications, Inc. Class A             142        4,790
                                                    --------
                                                      16,600
                                                    --------
------------------------------------------------------------
WHOLESALE TRADE - 1.1%
DURABLE GOODS
Arrow Electronics, Inc.                      43        1,386
Avnet, Inc.                                  66        1,779
Patterson Dental Co.                        173        5,408
Ultramed, Inc. (b)                          450         (c)
                                                    --------
                                                       8,573
                                                    --------
TOTAL COMMON STOCK
(cost of $582,417) (d)                               718,143
                                                    --------

SHORT TERM OBLIGATIONS - 5.8%                         PAR               VALUE
------------------------------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 10/31/00, due
  11/01/00 at 6.570%, collateralized by
  U.S. Treasury notes with various
  maturities to 2024, market value $45,069
  (repurchase proceeds $44,611)                     $44,603           $ 44,603
                                                                      --------
Other Assets and Liabilities, Net - 0.1%                                 1,069
------------------------------------------------------------------------------
Net Assets - 100%                                                     $763,815
                                                                      --------

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.

(b) Ultramed, Inc. is a restricted security which was acquired on August 14, 1987 at a cost of $450. The fair value is determined under the direction of the Trustees. This security represents 0.0% of the Fund's net assets at October 31, 2000.

(c)  Rounds to less than one.

(d)  Cost for federal income tax purposes is the same.

       ACRONYM                         NAME
       -------                         ----
         ADR                 American Depositary Receipt


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000
(In thousands except for per share amounts and footnotes)

 ASSETS

Investments at value (cost $582,417)                                    $718,143
Short-term obligations                                                    44,603
                                                                        --------
                                                                         762,746
Receivable for:
  Fund shares sold                                           $2,571
  Dividends                                                     432
  Interest                                                        8
Other                                                            10        3,021
                                                             ------     --------
  Total Assets                                                           765,767

LIABILITIES
Payable for:
  Fund shares repurchased                                       731
Accrued:
  Management fee                                                888
  Bookkeeping fee                                                22
  Service fee -- Class C                                          5
  Distribution fee -- Class C                                     1
  Transfer agent fee                                            178
  Deferred Trustees fees                                          8
Other                                                           119
                                                             ------
  Total Liabilities                                                        1,952
                                                                        --------
NET ASSETS                                                              $763,815
                                                                        ========
Net asset value & redemption price per share --
  Class A ($425,993/17,372)                                             $  24.52(a)
                                                                        ========
Maximum offering price per share  --
  Class A ($24.51/0.9425)                                               $  26.01(b)
                                                                        ========
Net asset value & offering price per share --
  Class B ($309,665/13,281)                                             $  23.32(a)
                                                                        ========
Net asset value & offering price per share --
  Class C ($26,909/1,125)                                               $  23.91(a)
                                                                        ========
Net asset value, offering and redemption
  price per share -- Class Z ($1,248/51)                                $  24.63
                                                                        ========
COMPOSITION OF NET ASSETS
Capital paid in                                                         $509,592
Overdistributed net investment income                                        (34)
Accumulated net realized gain                                            118,531
Net unrealized appreciation                                              135,726
                                                                        --------
                                                                        $763,815
                                                                        ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


STATEMENT OF OPERATIONS

For the Year Ended October 31, 2000
(In thousands)

INVESTMENT INCOME
 Dividends                                                        $  8,771
 Interest                                                            1,684
                                                                  --------
  (net of nonreclaimable foreign tax withheld at
  source of $1)
                                                                    10,455

EXPENSES
Management fee                                         $5,229
Service fee -- Class A, Class B, Class C                1,807
Distribution fee -- Class B                             2,352
Distribution fee -- Class C                               170
Transfer agent fee                                      1,868
Bookkeeping fee                                           270
Trustees fee                                               34
Custodian fee                                               9
Audit fee                                                  25
Legal fee                                                   8
Registration fee                                           59
Reports to shareholders                                    67
Other                                                     100       11,998
                                                        -----     --------
    Net Investment Loss                                             (1,543)
                                                                  --------
NET REALIZED & UNREALIZED GAIN ON
PORTFOLIO POSITIONS
Net realized gain                                                  144,505
Net change in unrealized
  appreciation/depreciation                                         15,138
                                                                  --------
    Net Gain                                                       159,643
                                                                  --------
Increase in Net Assets from Operations                            $158,100
                                                                  ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(In thousands)

                                                         YEAR ENDED OCTOBER 31
                                                     ----------------------------
INCREASE (DECREASE) IN NET ASSETS                      2000               1999(a)
---------------------------------------------------------------------------------
Operations:
Net investment loss                                  $  (1,543)         $  (3,678)
Net realized gain                                      144,505             97,073
Net change in unrealized
  appreciation/depreciation                             15,138            (10,041)
                                                     ---------          ---------
  Net Increase from Operations                         158,100             83,354
Distributions:
From net realized gains -- Class A                     (40,661)           (13,413)
From net realized gains -- Class B                     (33,607)           (11,056)
From net realized gains -- Class C                      (2,248)              (496)
From net realized gains -- Class Z                         (75)                --
                                                     ---------          ---------
                                                        81,509             58,389
                                                     ---------          ---------
Fund Share Transactions:
Receipts for shares sold -- Class A                    127,494             92,281
Value of distributions reinvested -- Class A            36,976             12,199
Cost of shares repurchased -- Class A                 (183,971)          (113,020)
                                                     ---------          ---------
                                                       (19,501)            (8,540)
                                                     ---------          ---------
Receipts for shares sold -- Class B                     54,458             99,336
Value of distributions reinvested -- Class B            31,746             10,448
Cost of shares repurchased -- Class B                 (121,952)          (114,510)
                                                     ---------          ---------
                                                       (35,748)            (4,726)
                                                     ---------          ---------
Receipts for shares sold -- Class C                      9,955             14,671
Value of distributions reinvested -- Class C             2,174                473
Cost of shares repurchased -- Class C                   (9,265)            (7,305)
                                                     ---------          ---------
                                                         2,864              7,839
                                                     ---------          ---------
Receipts for shares sold -- Class Z                        775                656
Value of distributions reinvested -- Class Z                75                 --
Cost of shares repurchased -- Class Z                     (412)                (1)
                                                     ---------          ---------
                                                           438                655
                                                     ---------          ---------
Net Decrease from Fund Share Transactions              (51,947)            (4,772)
                                                     ---------          ---------
  Total Increase                                        29,562             53,617

NET ASSETS
Beginning of period                                    734,253            680,636
                                                     ---------          ---------
End of period (net of overdistributed
  and undistributed net investment
  income of $34 and $61, respectively)               $ 763,815          $ 734,253
                                                     ---------          ---------


                                                        YEAR ENDED OCTOBER 31
                                                       -----------------------
NUMBER OF FUND SHARES                                   2000            1999(a)
------------------------------------------------------------------------------
Sold -- Class A                                         5,563           4,303
Issued for distributions reinvested -- Class A          1,797             584
Repurchased -- Class A                                 (8,144)         (5,231)
                                                       ------          ------
                                                         (784)           (344)
                                                       ------          ------
Sold -- Class B                                         2,525           4,799
Issued for distributions reinvested -- Class B          1,611             517
Repurchased -- Class B                                 (5,724)         (5,522)
                                                       ------          ------
                                                       (1,588)           (206)
                                                       ------          ------
Sold -- Class C                                           443             693
Issued for distributions reinvested -- Class C            108              22
Repurchased -- Class C                                   (423)           (344)
                                                       ------          ------
                                                          128             371
                                                       ------          ------
Sold -- Class Z                                            34              31
Issued for distributions reinvested -- Class Z              4              --
Repurchased -- Class Z                                    (18)            (b)
                                                       ------          ------
                                                           20              31
                                                       ------          ------


(a)  Class Z shares were initially offered on January 11, 1999.

(b)  Rounds to less than one.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Select Value Fund, (formerly Colonial Select Value Fund), a series of Liberty Funds Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in middle capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months of an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the contracts with similar maturities.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and the Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income, and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.70% annually of the Fund's average net assets.


BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provided shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and received reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.


UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended October 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $41,090 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $17,540 $1,287,528 and $6,625 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.15% of the net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the year ended October 31, 2000, the Fund's service fee was 0.24%.

The plan also requires the payment of a monthly distribution fee to the distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended October 31, 2000, purchases and sales of investments, other than short-term obligations, were $423,589,640 and $575,831,241, respectively.

Unrealized appreciation (depreciation) at October 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                   $192,482,474
Gross unrealized depreciation                    (56,756,325)
                                                ------------
  Net unrealized appreciation                   $135,726,149
                                                ============

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the year ended October 31, 2000.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the year ended October 31, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the year ended October 31, 2000 were $231,553.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                              YEAR ENDED OCTOBER 31, 2000
                                                   ---------------------------------------------------------------------------------
                                                        CLASS A              CLASS B              CLASS C               CLASS Z
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     21.930         $     21.100         $     21.590         $     21.960
                                                   ------------         ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                          0.028               (0.131)              (0.137)               0.083
Net realized and unrealized gain                          4.833                4.622                4.728                4.858
                                                   ------------         ------------         ------------         ------------
Total from Investment Operations                          4.861                4.491                4.591                4.941
                                                   ------------         ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                  (2.271)              (2.271)              (2.271)              (2.271)
                                                   ------------         ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                     $     24.520         $     23.320         $     23.910         $     24.630
                                                   ============         ============         ============         ============
Total return (b)                                          24.15%               23.26%               23.20%               24.51%
                                                   ============         ============         ============         ============
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                               1.27%                2.02%                2.02%                1.03%
Net investment income (loss) (c)                           0.13%               (0.62)%              (0.62)%               0.37%
Portfolio turnover                                           58%                  58%                  58%                  58%
Net assets at end of period (000)                  $    425,993         $    309,665         $     26,909         $      1,248

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.


Federal Income Tax Information (unaudited)

For the fiscal year ended October 31, 2000, the Fund designates long-term capital gains of $91,711,403.

                                                                              YEAR ENDED OCTOBER 31, 1999
                                                   --------------------------------------------------------------------------------
                                                       CLASS A                CLASS B            CLASS C              CLASS Z(a)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $     20.170         $     19.570         $     20.000         $     21.970
                                                   ------------         ------------         ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                         (0.031)              (0.187)              (0.191)               0.017
Net realized and unrealized gain (loss)                   2.511                2.437                2.501               (0.027)(c)
                                                   ------------         ------------         ------------         ------------
Total from Investment Operations                          2.480                2.250                2.310               (0.010)
                                                   ------------         ------------         ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                  (0.720)              (0.720)              (0.720)                  --
                                                   ------------         ------------         ------------         ------------
NET ASSET VALUE, END OF PERIOD                     $     21.930         $     21.100         $     21.590         $     21.960
                                                   ============         ============         ============         ============
Total return (d)                                          12.48%               11.66%               11.71%               (0.05)%(e)
                                                   ============         ============         ============         ============
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                               1.32%                2.07%                2.07%                1.00%(g)
Net investment income (loss) (f)                          (0.14)%              (0.89)%              (0.89)%               0.10%(g)
Portfolio turnover                                           67%                  67%                  67%                  67%
Net assets at end of period (000)                  $    398,255         $    313,791         $     21,533         $        674

(a) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)      Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)      Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                            YEARS ENDED OCTOBER 31
                                             --------------------------------------------------------------------------------------
                                                             1998                                       1997
                                             ------------------------------------       -------------------------------------------
                                               CLASS A      CLASS B      CLASS C        CLASS A        CLASS B       CLASS C(a)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD          $20.430       $20.020       $20.410        $18.040        $17.840       $19.860
                                             --------      --------       -------       --------       --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                        (0.047)       (0.199)       (0.201)        (0.002)        (0.135)       (0.053)
Net realized and unrealized gain                1.637         1.599         1.641          4.575          4.498         0.603(c)
                                             --------      --------       -------       --------       --------      --------
Total from Investment Operations                1.590         1.400         1.440          4.573          4.363         0.550
                                             --------      --------       -------       --------       --------      --------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net realized gains                        (1.850)       (1.850)       (1.850)        (2.183)        (2.183)           --
                                             --------      --------       -------       --------       --------      --------
NET ASSET VALUE, END OF PERIOD                $20.170       $19.570       $20.000        $20.430        $20.020       $20.410
                                             ========      ========       =======       ========       ========      ========
Total return (d)                                 7.95%         7.10%         7.17%         28.29%         27.33%         2.77%(e)
                                             ========      ========       =======       ========       ========      ========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                     1.32%         2.07%         2.07%          1.03%          1.78%         1.81%(g)
Net investment loss (f)                         (0.23)%       (0.98)%       (0.98)%        (0.01)%        (0.76)%      (1.05)%(g)
Portfolio turnover                                 32%           32%           32%            63%            63%           63%
Net assets at end of period (000)            $373,092      $295,025       $12,519       $340,479       $192,161         $ 558

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)      Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)      Annualized.

Selected data for a share of each class outstanding

throughout each period are as follows:


                                                                                                    YEARS ENDED OCTOBER 31
                                                                                            ---------------------------------------
                                                                                                            1996
                                                                                            ---------------------------------------
                                                                                                CLASS A               CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $     16.140         $     16.040
                                                                                            ------------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                                                                   0.043               (0.081)
Net realized and unrealized gain                                                                   3.162                3.129
                                                                                            ------------         ------------
Total from Investment Operations                                                                   3.205                3.048
                                                                                            ------------         ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                        (0.042)              (0.005)
In excess of net investment income                                                                (0.023)              (0.003)
From net realized gains                                                                           (1.240)              (1.240)
                                                                                            ------------         ------------
Total Distributions Declared to Shareholders                                                      (1.305)              (1.248)
                                                                                            ------------         ------------
NET ASSET VALUE, END OF PERIOD                                                              $     18.040         $     17.840
                                                                                            ============         ============
Total return (b)                                                                                   21.28%               20.31%
                                                                                            ============         ============
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                                                                        1.17%                1.92%
Net investment income (loss) (c)                                                                    0.25%               (0.50)%
Portfolio turnover                                                                                   100%                 100%
Net assets at end of period (000)                                                           $    255,911         $    128,283

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST III AND THE SHAREHOLDERS OF
LIBERTY SELECT VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Select Value Fund (formerly Colonial Select Value Fund) (the "Fund") (a series of Liberty Funds Trust III) at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2000

                      This page left intentionally blank.

                      This page left intentionally blank.

                      This page left intentionally blank.

                          TRUSTEES & TRANSFER AGENT


TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER

Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO

Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Select Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Select Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

ANNUAL REPORT:
LIBERTY SELECT VALUE FUND

CHOOSE LIBERTY

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

LIBERTY FUNDS

ALL-STAR Institutional money management approach for individual investors.


COLONIAL           Fixed income and value style equity investing.

CRABBE HUSON       A contrarian approach to fixed income and equity investing.

NEWPORT            A leader in international investing.(SM)

STEIN ROE ADVISOR  Innovative solutions for growth and income investing.


[KEYPORT LOGO]     A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.


Your financial advisor can help you develop a long-term plan for reaching your financial goals.

LIBERTY SELECT VALUE FUND        ANNUAL REPORT


      [LIBERTY FUNDS LOGO]



ALL-STAR * COLONIAL * CRABBE HUSON *  NEWPORT * STEIN ROE ADVISOR


Liberty Funds Distributor,Inc. (c)2000
One Financial Center Boston, MA 02111-2621, 1-800-426-3750 www.libertyfunds.com


                                                719-02/531D-1000 (12/00) 00/2270

CHOOSE LIBERTY

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

LIBERTY FUNDS

ALL-STAR Institutional money management approach for individual investors.


COLONIAL           Fixed income and value style equity investing.

CRABBE HUSON       A contrarian approach to fixed income and equity investing.

NEWPORT            A leader in international investing.(SM)

STEIN ROE ADVISOR  Innovative solutions for growth and income investing.


[KEYPORT LOGO]     A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.


Your financial advisor can help you develop a long-term plan for reaching your financial goals.

LIBERTY SELECT VALUE FUND        ANNUAL REPORT


      [LIBERTY FUNDS LOGO]


ALL-STAR * COLONIAL * CRABBE HUSON *  NEWPORT * STEIN ROE ADVISOR


                                                719-02/531D-1000 (12/00) 00/2270

CHOOSE LIBERTY

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

LIBERTY FUNDS

ALL-STAR Institutional money management approach for individual investors.


COLONIAL           Fixed income and value style equity investing.

CRABBE HUSON       A contrarian approach to fixed income and equity investing.

NEWPORT            A leader in international investing.(SM)

STEIN ROE ADVISOR  Innovative solutions for growth and income investing.


[KEYPORT LOGO]     A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.


Your financial advisor can help you develop a long-term plan for reaching your financial goals.

LIBERTY SELECT VALUE FUND        ANNUAL REPORT


      [LIBERTY FUNDS LOGO]


ALL-STAR * COLONIAL * CRABBE HUSON *  NEWPORT * STEIN ROE ADVISOR


Liberty Funds Distributor,Inc. (c)2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com



                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 HOLLISTON, MA
                                                                  PERMIT NO. 20





                                                719-02/531D-1000 (12/00) 00/2270